Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances

	As of December 31,
	2013	2012

Accounts and notes receivables.............................................................	$2,754	$1,999
Other receivables...............................................................................	16,773	73,664
Miscellaneous.....................................................................................	9,664	7,081
Accounts payable...............................................................................	17,694	5,514

Summary Of Related Party Transactions
	Fiscal years ended December 31,
	2013	2012	2011(i)
Food and paper (ii).....................................................................................	$319,456	$321,413	$320,020
Occupancy and other operating expenses.......................................................	10,327	9,795	10,970

(i)	Includes nine months of operations as a result of the Split-off described in Note 23.
(ii)

Includes $48,340 of logistics service fees and $271,116 of suppliers purchases managed through Axis for fiscal year ended December 31, 2013; $41,853 and $279,560, respectively, for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for the fiscal year ended December 31, 2011.